RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Other current assets	$ 189,108		$ 194,463	$ 145,653
Other assets			1,400	3,000
Accounts payable	497,218		554,260	509,484
Other current liabilities	64,199		65,025	109,265
Revenue	7,000	$ 2,085	11,233	19,918	$ 21,782
Direct operating costs	2,133	2,052	6,458	5,975	6,543
Selling, general and administrative expenses	1,126	8,816	17,274	14,058	$ 11,887
Interest expense, net			1,206
Other income (expense), net	875	$ 875	3,500	3,500
Related party transactions [Member]
Related Party Transaction [Line Items]
Other current assets	5,660		5,572	21,084
Other assets	4,670		1,400	1,400
Accounts payable	31		1,356
Other current liabilities	$ 2,479		$ 969	$ 3,639